Trade Receivables Aging (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade receivables aging [Line Items]
Trade receivables	$ 81	$ 116
0 - 30 days
Trade receivables aging [Line Items]
Trade receivables	34	90
31 - 60 days
Trade receivables aging [Line Items]
Trade receivables	6	7
61 - 90 days
Trade receivables aging [Line Items]
Trade receivables	6	2
Over 90 days
Trade receivables aging [Line Items]
Trade receivables	$ 35	$ 17